S-K 1603(a)(9) Restrictions on Selling Securities	Sep. 25, 2026
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	Up to 500,000 of the founder shares held by our Sponsor and directors and officers will be forfeited depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.We may also issue Class A ordinary shares upon conversion of the founder shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.Pursuant to the respective letter agreement entered with us, each of our sponsor, our directors and officers, Maxim, and the at-risk capital investors have agreed to lock-up restrictions on their ability to transfer, assign or sell the founder shares and pursuant to the respective letter agreement entered with us, each of our sponsor, our directors and officers, Maxim, and the at-risk capital investors have agreed to lock-up restrictions on their ability to transfer, assign or sell the private placement units.While there is no current intention to do so, we may approve an amendment or waiver of the letter agreement that would allow our sponsor, our directors and officers and the at-risk capital investors to transfer founder shares; and, members of the Sponsor Group, Maxim and at-risk capital investors, to transfer the private placement units in a transaction in which the sponsor removes itself as our sponsor before identifying a business combination. As a result, there is a risk that our sponsor and our officers and directors may divest their ownership or economic interests in us, which would likely result in our loss of certain key personnel. Any transferee would be required to agree to the transfer and non-redemption restrictions contained in the letter agreement, and such persons may not be released from those transfer and non-redemption restrictions prior to our initial business combination. There can be no assurance that any replacement sponsor or key personnel will successfully identify a business combination target for us, or, even if one is so identified, successfully complete such business combination.
Founder Shares [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Earlier of six months after the date of the consummation of an initial business combination; or if the last closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 75 days after the completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Elevation Group Sponsor, LLCAnthony J. SarkisJoseph YankovichMatthew KearneyFrancis Knuettel IIChristina FavillaAt-risk capital investors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted to (a) (i) our sponsor’s members, (ii) our directors, officers and our sponsor, (iii) any affiliates or family members of our directors, officers, sponsor or sponsor’s members, (iv) any members or partners of our sponsor, our sponsor’s members, or their respective affiliates, or any affiliates of our sponsor, our sponsor’s members, or any employees of such affiliates, or (v) in the case of the at-risk capital investors, to any person, provided that, prior to any transfer of any founder shares by the at-risk capital investors, such person must enter into a written agreement agreeing to be bound by the terms of the letter agreement entered into with us and the at-risk capital investors; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of the Cayman Islands, by virtue of our sponsor’s operating agreement or other constitutional, organizational or formational documents, as amended, upon dissolution of our sponsor, or by virtue of the constitutional, organization or formational documents of a subsidiary of our sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination.
Private Placement Units [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor GroupMaxim, or its designeesAt-risk capital investors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Any Units Rights Ordinary Shares [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the date of this prospectus
SPAC Sponsor, Persons and Entities Subject to Restrictions	Elevation Group Sponsor, LLCAnthony J. SarkisJoseph YankovichChristina FavillaMatthew KearneyFrancis Knuettel IIMaximAt-risk capital investors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Maxim in its sole discretion may release any of the securities subject to the letter agreement lock-up provisions at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors, and the at-risk capital investors, which also include the Maxim Individuals, are also subject to separate transfer restrictions with respect to their founder shares, and our sponsor, officers and directors, Maxim, and the at-risk capital investors with respect to their private placement units pursuant to the letter agreement, described in the immediately preceding paragraphs; such persons may not be released from those transfer restrictions prior to our initial business combination, except to the extent described herein.